SUPPLEMENTARY MINERAL RESERVE INFORMATION (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2015
Supplementary Mineral Reserve Information [Abstract]
Estimated Recoverable Proven and Probable Reserves by Location

	Recoverable Proven and Probable Mineral Reserves
	Estimated at December 31, 2015
	Copper[a] (billion pounds)	Gold (million ounces)	Molybdenum (billion pounds)
North America	33.5	0.3	2.38
South America	30.8	—	0.67
Indonesia[b]	28.0	26.8	—
Africa (discontinued operations)	7.2	—	—
Consolidated[c]	99.5	27.1	3.05

Net equity interest[d]	79.3	24.6	2.73

a.
Consolidated recoverable copper reserves included 3.8 billion pounds in leach stockpiles (including 1.2 billion pounds at Tenke, which is reported as discontinued operations) and 1.0 billion pounds in mill stockpiles.

b.	Recoverable proven and probable reserves reflect estimates of minerals that can be recovered through the end of 2041 (refer to Note 13 for discussion of PT-FI's COW).

c.
Consolidated reserves represent estimated metal quantities after reduction for joint venture partner interests at the Morenci mine in North America and the Grasberg minerals district in Indonesia (refer to Notes 3 and 18 for further discussion of FCX's joint ventures). Excluded from the table above were FCX’s estimated recoverable proven and probable reserves of 0.87 billion pounds of cobalt at Tenke (which is reported as discontinued operations) and 271.2 million ounces of silver in Indonesia, South America and North America, which were determined using long-term average prices of $10 per pound for cobalt and $15 per ounce for silver.

d.
Net equity interest reserves (including 4.1 billion pounds at Tenke, which is reported as discontinued operations) represent estimated consolidated metal quantities further reduced for noncontrolling interest ownership (refer to Note 3 for further discussion of FCX's ownership in subsidiaries). Excluded from the table above were FCX’s estimated recoverable proven and probable reserves of 0.49 billion pounds of cobalt at Tenke (which is reported as discontinued operations) and 221.6 million ounces of silver in Indonesia, South America and North America.

Supplementary Reserve Information at 100% Basis by Location

	Recoverable Proven and Probable Mineral Reserves
	Estimated at December 31, 2015
		Average Ore Grade Per Metric Ton[a]					Recoverable Proven and Probable Reserves[b]
	Ore[a] (million metric tons)	Copper (%)	Gold (grams)		Molybdenum (%)		Copper (billion pounds)	Gold (million ounces)	Molybdenum (billion pounds)
North America
Developed and producing:
Morenci	3,574	0.27	—		—	[c]	14.1	—	0.17
Bagdad	1,253	0.33	—	[c]	0.02		7.6	0.1	0.38
Safford	84	0.43	—		—		0.8	—	—
Sierrita	2,319	0.23	—	[c]	0.03		10.2	0.1	1.04
Miami	—	—	—		—		0.1	—	—
Chino	237	0.45	0.02		—	[c]	2.2	0.1	0.01
Tyrone	13	0.42	—		—		0.3	—	—
Henderson	81	—	—		0.17		—	—	0.25
Climax	178	—	—		0.15		—	—	0.55
Undeveloped:
Cobre	79	0.35	—		—		0.3	—	—
South America
Developed and producing:
Cerro Verde	3,856	0.37	—		0.01		28.2	—	0.67
El Abra	399	0.44	—		—		2.6	—	—
Indonesia[d]
Developed and producing:
Deep Mill Level Zone	460	0.89	0.74		—		7.9	8.7	—
Grasberg open pit	129	1.08	1.29		—		2.7	4.5	—
Deep Ore Zone	116	0.56	0.69		—		1.2	2.0	—
Big Gossan	54	2.26	0.99		—		2.5	1.1	—
Undeveloped:
Grasberg Block Cave	962	1.03	0.78		—		18.4	15.6	—
Kucing Liar	395	1.27	1.09		—		9.4	6.4	—
Africa (discontinued operations)
Developed and producing:
Tenke Fungurume	99	3.19	—		—		7.2	—	—
Total 100% basis	14,288						115.7	38.6	3.07
Consolidated[e]							99.5	27.1	3.05
FCX’s equity share[f]							79.3	24.6	2.73

a.	Excludes material contained in stockpiles.

b.	Includes estimated recoverable metals contained in stockpiles.

c.	Amounts not shown because of rounding.

d.	Recoverable proven and probable reserves reflect estimates of minerals that can be recovered through the end of 2041 (refer to Note 13 for discussion of PT-FI's COW).

e.
Consolidated reserves represent estimated metal quantities after reduction for joint venture partner interests at the Morenci mine in North America and the Grasberg minerals district in Indonesia. Refer to Notes 3 and 18 for further discussion of FCX's joint ventures.

f.
Net equity interest reserves (including 4.1 billion pounds at Tenke, which is reported as discontinued operations) represent estimated consolidated metal quantities further reduced for noncontrolling interest ownership. Refer to Note 3 for further discussion of FCX's ownership in subsidiaries.